John Deere Owner Trust 2019-B	EXHIBIT 99.3
Servicer’s Certificate

$287,000,000   Class A-1  2.19517%  Asset Backed Notes due July 15, 2020

$340,000,000   Class A-2  2.28%  Asset Backed Notes due May 16, 2022

$340,000,000   Class A-3  2.21%  Asset Backed Notes due December 15, 2023

$84,050,000   Class A-4  2.32%  Asset Backed Notes due May 15, 2026

$26,952,548 Overcollateralization

Scheduled Payment Date (30/360)				15-Feb-20
Actual Payment Date (A/360)				18-Feb-20
Collection Period Begin Date				30-Dec-19
Collection Period End Date				02-Feb-20
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				34

(1)	Total Distribution Amount:			$58,291,799.87
	(a)	Total cash receipts during the month:		$56,360,587.92
	(b)	Administrative repurchases during the month:		$1,923,905.53
	(c)	Investment earnings on cash accounts:		$7,306.42
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:			$1,618,433.45
	Noteholders’ Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$183,770.11
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$646,000.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$626,166.67
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$162,496.67
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:			$53,976,740.49
	Noteholders’ Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$53,976,740.49
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	100.00%
		(iii)	Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders’ Principal Distributable Amount:	$53,976,740.49

	(b)	(i)	Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	0.00%
		(iii)	Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders’ Principal Distributable Amount:	$0.00

	(c)	(i)	Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%
		(iii)	Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders’ Principal Distributable Amount:	$0.00

	(d)	(i)	Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
		(iii)	Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5)	Noteholders’ Distributable Amount:			$55,595,173.94

(6)	Reserve Account balance:
	(a)	Beginning balance:		$10,780,025.00
	(b)	Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:		$0.00
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):		$0.00
		(i)	Interest Amount included above:	$0.00
		(ii)	Principal Amount included above:	$0.00
	(d)	Ending Balance (after giving effect to all distributions):		$10,780,025.00
	(e)	Specified Reserve Account Balance:		$10,780,025.00

(7)	Servicing Fee:			$747,532.06
	(a)	Amount of Servicing Fee earned:		$747,532.06
	(b)	Amount of Servicing Fee paid:		$747,532.06
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(8)	Amount paid to Indenture Trustee:			$0.00

(9)	Amount paid to Owner Trustee:			$0.00

(10)	Amount paid to Asset Representations Reviewer
	(a)	Section 5.04 (iii) - Asset Representations Review Fees		$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees		$0.00

(11)	Amount Paid to Certificateholder:			$1,948,993.87
				$0.00
(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:		$843,138,662.43

	(b)	Note Value as of the end of the related Collection Period:		$825,665,921.32

	(c)	Amount of Overcollateralization (Note value less aggregate principal amount of Notes):		$26,952,548.00

	(d)	Number of Accounts at the end of the related Collection Period:		18,648

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i)	Outstanding Principal Balance of Class A-1 Notes:	$34,663,373.70
		(ii)	Class A-1 Note Pool Factor:	0.1207783

	(b)	(i)	Outstanding Principal Balance of Class A-2 Notes:	$340,000,000.00
		(ii)	Class A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Balance of Class A-3 Notes:	$340,000,000.00
		(ii)	Class A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Balance of Class A-4 Notes:	$84,050,000.00
		(ii)	Class A-4 Note Pool Factor:	1.0000000

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$1,769,905.80
		(ii)	% of Pool Balance:	0.20%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(15)	(i)	Aggregate amount of net losses for the collection period:	$85,186.58
	(ii)	Cumulative amount of net losses:	$366,278.52
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.03%

(16)	(i)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.77%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	19,079
	(b)	Number of loans at the end of the period:	18,648
	(c)	Weighted average remaining term on receivables:	38.17
	(d)	Prepayment amount - monthly:	$21,669,052.82
	(e)	Prepayment amount - life-to-date:	$75,580,110.08
	(f)	Weighted average APR of the pool assets:	3.21%
	(g)	Pool Factor:	0.76

(18)	(a)	Delinquency Trigger:	14.60%
	(b)	Payoff Amount of Receivables 60 or more days past due as a percent of ending Pool Balance:	0.77%
	(c)	Delinquency Trigger Occurred: Y/N	N